Hotel Management Agreements and Operating and License Agreements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Contract
Long-term Contracts or Programs Disclosure [Line Items]
Percentage of revenue we are obligated to provide the manager	5.00%
Lower Limit
Long-term Contracts or Programs Disclosure [Line Items]
Number of renewal options		1
Base fee percentage	2.00%
Management incentive fee percentage	10.00%
Upper Limit
Long-term Contracts or Programs Disclosure [Line Items]
Base fee percentage	3.00%
Management incentive fee percentage	20.00%
Contractual Rights
Long-term Contracts or Programs Disclosure [Line Items]
Agreement initial term, minimum (in years)	15
Agreement initial term, maximum (in years)	25
Contractual Rights | Lower Limit
Long-term Contracts or Programs Disclosure [Line Items]
Number of renewal options	1
Starwood
Long-term Contracts or Programs Disclosure [Line Items]
Base fee percentage	1.00%
Starwood | Nonsoftware License Arrangement | Occupancy
Long-term Contracts or Programs Disclosure [Line Items]
Percentage sales paid for fees	5.00%
Starwood | Nonsoftware License Arrangement | Food And Beverage
Long-term Contracts or Programs Disclosure [Line Items]
Percentage sales paid for fees	2.00%